JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 95.0%

Australia - 2.5%
BHP Group plc	284	6,189
Rio Tinto plc	140	7,506

		13,695

Austria - 3.1%
Erste Group Bank AG*	172	6,307
OMV AG	132	6,545
Wienerberger AG	145	4,108

		16,960

Belgium - 1.8%
KBC Group NV	129	9,445

Finland - 2.5%
Fortum OYJ	257	6,216
Neste OYJ	176	7,012

		13,228

France - 18.1%
Atos SE	40	3,297
BNP Paribas SA	170	9,004
Capgemini SE	35	4,320
Credit Agricole SA	484	6,536
Eiffage SA	67	7,785
Faurecia SE	96	4,580
Gecina SA, REIT	37	7,001
Ingenico Group SA	56	6,548
Kering SA	18	11,210
Peugeot SA	343	7,073
Safran SA	48	7,725
Schneider Electric SE	92	9,220
TOTAL SA	277	13,464

		97,763

Germany - 13.0%
Allianz SE (Registered)	71	17,029
alstria office REIT-AG, REIT	169	3,357
Deutsche Post AG (Registered)	213	7,425
Deutsche Telekom AG (Registered)	581	9,410
DWS Group GmbH & Co. KGaA(a)	26	1,020
Schaeffler AG (Preference)	394	3,931
Softwareone Holding AG*	218	5,215
Stroeer SE & Co. KGaA	69	5,467
TeamViewer AG*	187	6,675
Varta AG*(b)	35	2,935
Volkswagen AG (Preference)	43	7,699

		70,163

Ireland - 1.0%
Ryanair Holdings plc, ADR*	64	5,550

Italy - 4.4%
Enel SpA	1,518	13,231
Nexi SpA*(a)	403	5,717
Poste Italiane SpA(a)	433	4,963

		23,911

Netherlands - 6.8%
ASM International NV	89	10,779
ASR Nederland NV	158	5,861
BE Semiconductor Industries NV	113	4,784
Koninklijke Ahold Delhaize NV	424	10,400
Wolters Kluwer NV	67	5,024

		36,848

Norway - 1.4%
DNB ASA	430	7,511

Russia - 1.5%
Polymetal International plc	472	8,006

South Africa - 1.3%
Anglo American plc	274	7,141

Spain - 3.1%
Endesa SA	297	8,151
Masmovil Ibercom SA*	204	4,262
Repsol SA	300	4,129

		16,542

Sweden - 2.4%
Evolution Gaming Group AB(a)	187	5,781
Hennes & Mauritz AB, Class B	336	7,374

		13,155

Switzerland - 17.6%
LafargeHolcim Ltd. (Registered)*	170	8,631
Novartis AG (Registered)	247	23,309
Roche Holding AG	87	29,316
STMicroelectronics NV	455	12,666
Swisscom AG (Registered)	17	9,242
Zurich Insurance Group AG	28	11,673

		94,837

United Kingdom - 14.5%
Avast plc(a)	1,051	5,905
Berkeley Group Holdings plc	89	6,146
GlaxoSmithKline plc	727	17,070
Intermediate Capital Group plc	350	8,016
Linde plc	57	11,659
Mitchells & Butlers plc*	106	559
Prudential plc	497	8,840
Segro plc, REIT	741	8,894
Taylor Wimpey plc	3,991	11,335

		78,424

TOTAL COMMON STOCKS (Cost $465,959)		513,179

SHORT-TERM INVESTMENTS - 7.3%

INVESTMENT COMPANIES - 6.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67% (c)(d)(Cost $36,381)	36,368	36,383

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)(Cost $2,743) 2,743		2,743

TOTAL SHORT-TERM INVESTMENTS (Cost $39,124)		39,126

Total Investments - 102.3% (Cost $505,083)		552,305
Liabilities in Excess of Other Assets - (2.3)%		(12,276)

Net Assets - 100.0%		540,029

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	12.6%
Insurance	8.8
Banks	7.0
Oil, Gas & Consumable Fuels	5.6
Metals & Mining	5.2
Semiconductors & Semiconductor Equipment	5.1
Electric Utilities	5.0
Diversified Telecommunication Services	4.2
Equity Real Estate Investment Trusts (REITs)	3.5
Household Durables	3.2
Automobiles	2.7
IT Services	2.4
Construction Materials	2.3
Software	2.3
Electrical Equipment	2.2
Electronic Equipment, Instruments & Components	2.1
Chemicals	2.1
Textiles, Apparel & Luxury Goods	2.0
Food & Staples Retailing	1.9
Capital Markets	1.6
Auto Components	1.5
Construction & Engineering	1.4
Aerospace & Defense	1.4
Air Freight & Logistics	1.4
Specialty Retail	1.3
Hotels, Restaurants & Leisure	1.2
Airlines	1.0
Media	1.0
Professional Services	0.9
Short-Term Investments	7.1

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $2,531,000.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	352	03/2020	EUR	14,156	(328)
FTSE 100 Index	52	03/2020	GBP	4,940	(131)

					(459)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$13,695	$–	$13,695
Austria	–	16,960	–	16,960
Belgium	–	9,445	–	9,445
Finland	7,012	6,216	–	13,228
France	7,001	90,762	–	97,763
Germany	5,215	64,948	–	70,163
Italy	–	23,911	–	23,911
Netherlands	–	36,848	–	36,848
Norway	–	7,511	–	7,511
Russia	–	8,006	–	8,006
South Africa	–	7,141	–	7,141
Spain	–	16,542	–	16,542
Sweden	–	13,155	–	13,155
Switzerland	–	94,837	–	94,837
United Kingdom	18,040	60,384	–	78,424
Other Common Stocks	5,550	–	–	5,550
Total Common Stocks	42,818	470,361	–	513,179
Short-Term Investments
Investment Companies	36,383	–	–	36,383
Investment of cash collateral from securities loaned	2,743	–	–	2,743
Total Short-Term Investments	39,126	–	–	39,126
Total Investments in Securities	$81,944	$470,361	$–	$552,305

Depreciation in Other Financial Instruments
Futures Contracts	$–	$(459)	$–	$(459)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$130	$79,759	$43,509	$1	$2	$36,383	36,368	$72	$–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	286	7,045	4,588	–	–	2,743	2,743	3	–
Total	$416	$86,804	$48,097	$1	$2	$39,126		$75	$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2020.